Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 8,145,552	R$ 8,516,697	R$ 10,825,421
Financing and debenture average rate	0.063%
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 17,953,659	17,616,769
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,808,107)	(9,100,072)
In Service [Member] | Reservoirs, dams and ducts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,001,696	1,983,437	3,132,338
In Service [Member] | Reservoirs, dams and ducts | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,124,262	6,869,100
In Service [Member] | Reservoirs, dams and ducts | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,122,566)	(4,885,663)
In Service [Member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,234,905	5,539,005	6,702,720
In Service [Member] | Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,855,177	8,745,054
In Service [Member] | Machinery and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,620,272)	(3,206,049)
In Service [Member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	396,578	465,422	832,663
In Service [Member] | Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,359,954	1,398,552
In Service [Member] | Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(963,376)	(933,130)
In Service [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	315,219	329,912	429,764
In Service [Member] | Land [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	401,001	388,270
In Service [Member] | Land [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(85,782)	(58,358)
In Service [Member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,518	2,138	1,936
In Service [Member] | Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,127	12,811
In Service [Member] | Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(10,609)	(10,673)
In Service [Member] | Furniture And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,599	5,569	5,726
In Service [Member] | Furniture And Tools [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,312	12,449
In Service [Member] | Furniture And Tools [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,713)	(6,880)
In Service [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0	674,077
In Service [Member] | Special Obligations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,393	18,542	6,367
In Service [Member] | Special Obligations [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,604	19,223
In Service [Member] | Special Obligations [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,211)	(681)
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,925,122	8,306,941	10,424,703
In Service [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,733,229	17,407,013
In Service [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,808,107)	(9,100,072)
In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	220,430	209,756	400,718
In Progress [Member] | Cost [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	220,430	209,756
In Progress [Member] | Cost [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	220,430	209,756	R$ 400,718
In Progress [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	220,430	209,756
In Progress [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 0	R$ 0